Fair Values of Assets Acquired and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 15, 2013	Dec. 31, 2012	Nov. 10, 2011
Business Acquisition [Line Items]
Cash and due from banks		$ 2,790
Premises and equipment		729
Total assets acquired		113,676
Total liabilities assumed		101,130
Net assets acquired		12,546
Goodwill		6,746	1,300
Core deposit intangible asset		2,086
Total purchase price	6,200	21,378
Federal Home Loan Bank Stock
Business Acquisition [Line Items]
Total assets acquired		383
Available-for-sale Securities
Business Acquisition [Line Items]
Total assets acquired		20,852
Net Loans acquired
Business Acquisition [Line Items]
Total assets acquired		88,203
Real Estate Investment
Business Acquisition [Line Items]
Total assets acquired		249
Other Assets
Business Acquisition [Line Items]
Total assets acquired		470
Deposits
Business Acquisition [Line Items]
Total liabilities assumed		98,479
Federal Home Loan Bank Advances
Business Acquisition [Line Items]
Total liabilities assumed		1,754
Other Liabilities
Business Acquisition [Line Items]
Total liabilities assumed		$ 897